Trade and other payables- Summary of trade and other payables (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Statement [Line Items]
Liability assumed	$ 222,749
Current payable to third parties	68,298
Non current payable to third parties	$ 19,236